Schedule of borrowings (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Current:
- Lease liabilities	$ 2,079,887	$ 2,691,582	$ 2,059,748
- Bank borrowings	1,989,904	2,575,135
Borrowings Current	4,069,791	5,266,717	2,121,119
Non-current:
- Lease liabilities	2,619,525	3,389,927	2,956,727
Borrowings Non-Current	2,619,525	3,389,927	2,956,727
Borrowings	$ 6,689,316	$ 8,656,644	$ 5,077,846